Average Annual Total Returns (Vanguard Market Neutral Fund Institutional)	Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Institutional Shares 1/1/2014 - 12/31/2014	Citigroup 3-Month U.S. Treasury Bill Index Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Institutional Shares 1/1/2014 - 12/31/2014	Equity Market Neutral Funds Average Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.38%	4.38%	2.48%	0.03%	0.43%
Five Years	3.64%	3.61%	2.83%	0.06%	1.08%
Ten Years	2.61%	2.02%	1.94%	1.46%	1.36%